OPERATING LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2017
OPERATING LEASE COMMITMENTS
OPERATING LEASE COMMITMENTS

NOTE 28    OPERATING LEASE COMMITMENTS

The Company leases certain assets, such as equipment and facilities, under operating leases expiring at various dates through 2029. Future minimum annual lease payments are $8 in 2018, $7 in 2019, $5 in 2020, $2 in 2021, $1 in 2022 and $3 thereafter, totaling $26. Rent expense for 2017,  2016 and 2015 was $43,  $43 and $45, respectively.